Right-of-use assets - Depreciation charge of right-of-use assets by class of underlying asset (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets
Depreciation of right of use assets	¥ 334,193	¥ 309,606	¥ 213,490
Interest on lease liabilities	34,396	32,991	26,817
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	15,322	28,384	28,656
Variable lease payments not included in the measurement of lease liabilities	18,614	4,648	2,846
COVID-19 rent concessions		(35,548)	(42,698)
Property
Right-of-use assets
Depreciation of right of use assets	285,393	275,310	205,344
Warehouse equipment
Right-of-use assets
Depreciation of right of use assets	3,592	3,765	¥ 8,146
Land use right
Right-of-use assets
Depreciation of right of use assets	¥ 45,208	¥ 30,531
Minimum
Right-of-use assets
Variable lease payments (as a percentage)	1.00%
Minimum | Warehouse equipment
Right-of-use assets
Lease term of right of use assets	2 years
Minimum | Office space
Right-of-use assets
Lease term of right of use assets	2 years
Minimum | Retail stores
Right-of-use assets
Lease term of right of use assets	2 years
Maximum
Right-of-use assets
Variable lease payments (as a percentage)	15.00%
Maximum | Warehouse equipment
Right-of-use assets
Lease term of right of use assets	3 years
Maximum | Office space
Right-of-use assets
Lease term of right of use assets	5 years
Maximum | Retail stores
Right-of-use assets
Lease term of right of use assets	10 years